DEFERRED TAX - Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Movements in deferred tax liabilities:
As at January 1,		¥ 1,812,805
As at December 31,	$ 246,020	1,712,739	¥ 1,812,805
Temporary difference
Movements in deferred tax liabilities:
As at January 1,		1,866,846	1,055,413
Exchange realignment		416	1,353
Credited to other comprehensive income		14,642	3,769
Acquisition of a subsidiaries			822,229
(Credited)/charged to profit or loss		(112,205)	(8,380)
As at December 31,		1,769,699	1,866,846
Deferred tax liability associated with investments in the Group's		827,000	438,000
Temporary difference | Restated
Movements in deferred tax liabilities:
As at January 1,		1,866,846
As at December 31,			1,866,846
Interest capitalization
Movements in deferred tax liabilities:
As at January 1,		43,832	52,934
(Credited)/charged to profit or loss		(5,825)	(9,102)
As at December 31,		38,007	43,832
Fair value changes of financial assets
Movements in deferred tax liabilities:
As at January 1,		5,606	5,972
Credited to other comprehensive income		14,642	3,769
(Credited)/charged to profit or loss		(12,517)	3,403
As at December 31,		7,731	5,606
Fair value changes of financial assets | Restated
Movements in deferred tax liabilities:
As at January 1,		5,606
As at December 31,			5,606
Depreciation and amortization
Movements in deferred tax liabilities:
As at January 1,		32,489	7,659
(Credited)/charged to profit or loss		(8,616)	24,830
As at December 31,		23,873	32,489
Fair value adjustments arising from acquisition of subsidiaries
Movements in deferred tax liabilities:
As at January 1,		1,784,919	988,848
Exchange realignment		416	1,353
Acquisition of a subsidiaries			822,229
(Credited)/charged to profit or loss		(85,247)	(27,511)
As at December 31,		¥ 1,700,088	¥ 1,784,919